Financial Risk Management - Percentage of revenues (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Customer A and Its Affiliates
Financial Risk Management
Percentage of entity's revenue	32.30%	32.10%	32.60%
Customer C
Financial Risk Management
Percentage of entity's revenue	9.40%	19.10%	12.70%